Restatement of Statement of Cash Flows (Details) - Schedule of Restatement on the Financial Statements	6 Months Ended
Jun. 30, 2023 USD ($)
Previously reported [Member]
Cash flows from operating activities
Net loss	$ (5,279,268)
Total adjustments	2,610,427
Net cash used in operating activities	(2,668,841)
Cash flows from financing activities
Deferred offering cost write-off	848,531
Net cash provided by financing activities	3,018,531
Restated Amounts [Member]
Cash flows from operating activities
Net loss	(5,279,268)
Deferred offering cost write-off	848,531
Total adjustments	3,458,958
Net cash used in operating activities	(1,820,310)
Cash flows from financing activities
Net cash provided by financing activities	2,170,000
Adjustments, net [Member]
Cash flows from operating activities
Deferred offering cost write-off	848,531
Total adjustments	848,531
Net cash used in operating activities	848,531
Cash flows from financing activities
Deferred offering cost write-off	(848,531)
Net cash provided by financing activities	$ (848,531)